EQUITY METHOD INVESTMENTS (Details) (USD $)	6 Months Ended				1 Months Ended				2 Months Ended		1 Months Ended				1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Frontline 2012 Ltd [Member]	May 31, 2014 Frontline 2012 Ltd [Member]	Mar. 31, 2014 Frontline 2012 Ltd [Member]	Feb. 28, 2014 Frontline 2012 Ltd [Member]	Jun. 30, 2014 Frontline 2012 Ltd [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member] Rate	Sep. 30, 2013 Frontline 2012 Ltd [Member] Private Placement [Member] Rate	Jan. 31, 2013 Frontline 2012 Ltd [Member] Private Placement [Member] Rate	Jun. 30, 2014 Frontline 2012 Ltd [Member] Private Placement [Member] Rate	Mar. 31, 2014 Frontline 2012 Ltd [Member] Private Placement [Member] Rate	Jan. 31, 2013 Orion Tankers Ltd [Member]
Equity Method Investment, Additional Information [Abstract]
Ownership percentage (in hundredths)										7.90%	5.40%	6.30%	5.48%	5.43%	50.00%
Book value of ownership interest sold															$ 241,000
Total paid for shares acquired in private placement												6,000,000
Shares acquired in private placement												1,143,000
Number of shares issued by equity method investee in transaction	11,694,574	655,552									34,100,000	59,000,000
Ordinary shares par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00	$ 2.50							$ 2.00
Subscription price of ordinary shares issued (in dollars per share)											$ 6.60	$ 5.25
Gain on dilution of ownership												5,200,000
Dividends declared						$ 0.05		$ 0.05
Dividends received					$ 700,000		$ 700,000
Shares repurchased and recorded as treasury shares							1,130,662		2,523,867